SHORT-TERM CONVERTIBLE PROMISSORY NOTE	12 Months Ended
Dec. 31, 2015
SHORT-TERM CONVERTIBLE PROMISSORY NOTE [Text Block]

NOTE 7 – SHORT-TERM CONVERTIBLE PROMISSORY NOTE

On December 16, 2015, the Company executed a convertible promissory note in the amount of $1,597,000 due to Goldman Sachs as a partial payment for their ownership interest in the Raft River project. The note bears interest at 8% per annum and is due March 31, 2016. Up to $1.0 million of the note may be satisfied, at the election of the Company, with cash or shares of the Company’s stock priced at the 10 day weighted average closing price at the time of conversion.